Portfolio of Investments May 31, 2026
Equity Long/Short
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
159459947 COMMON STOCKS - 99.8% 159459947
AUTOMOBILES & COMPONENTS - 1.0%
3,700 Tesla, Inc $ 1,612,423
TOTAL AUTOMOBILES & COMPONENTS 1,612,423
BANKS - 6.0%
14,500 Citigroup, Inc 1,825,550
35,400 Fifth Third Bancorp 1,767,522
8,500 JPMorgan Chase & Co 2,544,135
6,200 M&T Bank Corp 1,339,882
27,000 Wells Fargo & Co 2,093,580
TOTAL BANKS 9,570,669
CAPITAL GOODS - 11.9%
7,000 BWX Technologies, Inc 1,371,160
4,600 Eaton Corp plc 1,842,760
11,000 Emerson Electric Co 1,582,020
17,900 Flowserve Corp 1,351,629
5,200 Howmet Aerospace, Inc 1,342,900
3,400 L3Harris Technologies, Inc 1,071,612
1,500 Northrop Grumman Corp 845,520
9,600 nVent Electric plc 1,603,104
1,400 Parker-Hannifin Corp 1,182,482
2,400 Quanta Services, Inc 1,708,152
9,800 RTX Corp 1,760,668
3,700 Trane Technologies plc 1,669,810
6,200 Westinghouse Air Brake Technologies Corp 1,619,192
TOTAL CAPITAL GOODS 18,951,009
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
5,600 Cintas Corp 959,056
45,700 Copart, Inc 1,497,589
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,456,645
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.7%
14,100 Amazon.com, Inc 3,816,024
4,100 Home Depot, Inc 1,300,274
19,400 O'Reilly Automotive, Inc 1,685,472
9,200 TJX Cos, Inc 1,423,700
4,200 Williams-Sonoma, Inc 854,994
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,080,464
CONSUMER DURABLES & APPAREL - 0.9%
4,200 Ralph Lauren Corp 1,528,380
TOTAL CONSUMER DURABLES & APPAREL 1,528,380
CONSUMER SERVICES - 1.5%
32,000 Chipotle Mexican Grill, Inc 1,019,520
4,300 Hilton Worldwide Holdings, Inc 1,408,938
TOTAL CONSUMER SERVICES 2,428,458
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.0%
1,550 Casey's General Stores, Inc 1,189,067
1,900 Costco Wholesale Corp 1,817,008
17,700 Performance Food Group Co 1,737,963
13,800 Walmart, Inc 1,597,350
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,341,388
ENERGY - 3.9%
4,000 Cheniere Energy, Inc 899,440
14,300 ConocoPhillips 1,629,914
4,000 Exxon Mobil Corp 581,040
8,300 Phillips 66 1,459,804
22,800 Williams Cos, Inc 1,627,692
TOTAL ENERGY 6,197,890

Portfolio of Investments May 31, 2026
(continued)
Equity Long/Short

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
10,000 ProLogis, Inc $ 1,434,700
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,434,700
FINANCIAL SERVICES - 5.1%
6,100 American Express Co 1,930,467
3,500 Ameriprise Financial, Inc 1,559,985
1,750 BlackRock, Inc 1,832,040
2,100 Mastercard, Inc, Class A 1,037,358
18,600 NASDAQ, Inc 1,720,872
TOTAL FINANCIAL SERVICES 8,080,722
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
21,000 Dexcom, Inc 1,548,540
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,548,540
INSURANCE - 1.0%
10,200 Globe Life, Inc 1,563,048
TOTAL INSURANCE 1,563,048
MATERIALS - 3.1%
16,200 CRH plc 1,762,398
3,000 Linde plc 1,493,070
40,200 Smurfit Westrock plc 1,654,230
TOTAL MATERIALS 4,909,698
MEDIA & ENTERTAINMENT - 8.4%
19,900 Alphabet, Inc, Class A 7,568,766
3,000 Meta Platforms, Inc 1,897,530
25,500 NetFlix, Inc 2,193,510
17,700 Walt Disney Co 1,802,391
TOTAL MEDIA & ENTERTAINMENT 13,462,197
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
10,600 AbbVie, Inc 2,307,832
900 Eli Lilly & Co 994,500
18,000 Exelixis, Inc 908,640
11,400 Gilead Sciences, Inc 1,532,502
8,500 Johnson & Johnson 1,915,305
2,450 Regeneron Pharmaceuticals, Inc 1,506,211
2,800 Thermo Fisher Scientific, Inc 1,379,028
2,600 United Therapeutics Corp 1,447,732
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,991,750
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
8,500 CBRE Group, Inc, Class A 1,062,840
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,062,840
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.8%
11,200 Broadcom, Inc 5,003,824
21,300 Intel Corp 2,442,684
7,500 Lam Research Corp 2,386,350
2,900 Micron Technology, Inc 2,815,900
36,500 NVIDIA Corp 7,706,610
5,600 Texas Instruments, Inc 1,711,808
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22,067,176
SOFTWARE & SERVICES - 7.2%
6,500 International Business Machines Corp 1,935,700
14,100 Microsoft Corp 6,348,384
8,100 Palo Alto Networks, Inc 2,281,689
2,050 Synopsys, Inc 975,021
TOTAL SOFTWARE & SERVICES 11,540,794
TECHNOLOGY HARDWARE & EQUIPMENT - 9.3%
12,500 Amphenol Corp, Class A 1,859,500
28,400 Apple, Inc 8,862,504
10,300 Arista Networks, Inc 1,642,541
21,400 Cisco Systems, Inc 2,576,988
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,941,533

SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES - 1.0%
8,700 T-Mobile US, Inc $ 1,631,511
TOTAL TELECOMMUNICATION SERVICES 1,631,511
TRANSPORTATION - 1.7%
4,300 FedEx Corp 1,770,525
4,000 Old Dominion Freight Line, Inc 900,600
TOTAL TRANSPORTATION 2,671,125
UTILITIES - 2.7%
21,600 Alliant Energy Corp 1,546,776
10,800 American Electric Power Co, Inc 1,368,036
13,500 Entergy Corp 1,472,175
TOTAL UTILITIES 4,386,987
TOTAL COMMON STOCKS
(Cost $97,269,084) 159,459,947
TOTAL LONG-TERM INVESTMENTS
(Cost $97,269,084) 159,459,947
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
450,000 REPURCHASE AGREEMENTS - 0.3% 450,000
$ 450,000 (a) Fixed Income Clearing Corporation 3 .570% 06/01/26 450,000
TOTAL REPURCHASE AGREEMENTS
(Cost $450,000) 450,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $450,000) 450,000
TOTAL INVESTMENTS - 100.1%
(Cost $97,719,084) 159,909,947
SHARES DESCRIPTION VALUE
-46853079
COMMON STOCKS SOLD SHORT - (29.3)% (b)
X (46,853,079)
BANKS - (0.9)%
(24,000) KeyCorp $ (511,920)
(8,400) Truist Financial Corp (404,964)
(6,800) Western Alliance Bancorp (541,620)
TOTAL  BANKS (1,458,504)
a a a a a a a a
CAPITAL GOODS - (4.7)%
(8,400) A O Smith Corp (476,448)
(4,200) AGCO Corp (471,576)
(1,900) AMETEK, Inc (429,115)
(10,200) Fastenal Co (450,840)
(8,400) Fortive Corp (489,888)
(14,800) Fortune Brands Innovations, Inc (576,312)
(1,100) General Dynamics Corp (381,502)
(6,700) Graco, Inc (505,515)
(1,600) Huntington Ingalls Industries, Inc (493,072)
(1,700) Illinois Tool Works, Inc (420,376)
(950) Lennox International, Inc (477,052)
(1,800) Lincoln Electric Holdings, Inc (465,282)
(4,200) Oshkosh Corp (546,000)
(6,600) Otis Worldwide Corp (467,544)
(3,800) PACCAR, Inc (419,406)
(350) TransDigm Group, Inc (440,412)
TOTAL  CAPITAL GOODS (7,510,340)
a a a a a a a a
COMMERCIAL & PROFESSIONAL SERVICES - (1.2)%
(3,100) Equifax, Inc (513,949)
(5,400) Paychex, Inc (523,692)
(5,000) RB Global, Inc (531,750)
(1,800) Waste Management, Inc (380,628)
TOTAL  COMMERCIAL & PROFESSIONAL SERVICES (1,950,019)
a a a a a a a a

Portfolio of Investments May 31, 2026
(continued)
Equity Long/Short

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - (1.3)%
(8,000) Advance Auto Parts, Inc $ (481,920)
(6,400) Carvana Co (467,200)
(5,200) Genuine Parts Co (513,240)
(3,300) Penske Automotive Group, Inc (552,321)
TOTAL  CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (2,014,681)
a a a a a a a a
CONSUMER SERVICES - (1.1)%
(3,000) Airbnb, Inc, Class A (399,930)
(2,500) Darden Restaurants, Inc (509,775)
(1,050) Marriott International, Inc, Class A (394,380)
(3,100) Yum! Brands, Inc (458,645)
TOTAL  CONSUMER SERVICES (1,762,730)
a a a a a a a a
CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.7)%
(5,500) Dollar Tree, Inc (640,420)
(6,500) SYSCO Corp (492,765)
TOTAL  CONSUMER STAPLES DISTRIBUTION & RETAIL (1,133,185)
a a a a a a a a
ENERGY - (1.6)%
(8,800) Devon Energy Corp (391,512)
(5,000) Expand Energy Corp (464,900)
(1,800) Marathon Petroleum Corp (447,786)
(4,600) ONEOK, Inc (386,124)
(11,900) Range Resources Corp (463,505)
(7,200) SLB Ltd (392,760)
TOTAL  ENERGY (2,546,587)
a a a a a a a a
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - (1.6)%
(12,400) CubeSmart (496,000)
(8,400) First Industrial Realty Trust, Inc (519,708)
(1,500) Public Storage (455,535)
(4,100) Sun Communities, Inc (507,006)
(14,400) UDR, Inc (531,360)
TOTAL  EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (2,509,609)
a a a a a a a a
FINANCIAL SERVICES - (1.8)%
(3,800) Jack Henry & Associates, Inc (518,016)
(1,550) LPL Financial Holdings, Inc (424,343)
(975) Moody's Corp (441,919)
(3,200) State Street Corp (498,048)
(4,900) T Rowe Price Group, Inc (512,197)
(4,600) Tradeweb Markets, Inc, Class A (461,150)
TOTAL  FINANCIAL SERVICES (2,855,673)
a a a a a a a a
FOOD, BEVERAGE & TOBACCO - (0.6)%
(11,800) Molson Coors Beverage Co, Class B (466,454)
(18,700) Pilgrim's Pride Corp (529,397)
TOTAL  FOOD, BEVERAGE & TOBACCO (995,851)
a a a a a a a a
HEALTH CARE EQUIPMENT & SERVICES - (2.1)%
(3,200) Becton Dickinson & Co (470,784)
(1,500) Humana, Inc (458,130)
(875) IDEXX Laboratories, Inc (493,089)
(1,800) Labcorp Holdings, Inc (468,108)
(2,200) ResMed, Inc (419,254)
(7,100) Solventum Corp (532,145)
(2,300) STERIS plc (489,279)
TOTAL  HEALTH CARE EQUIPMENT & SERVICES (3,330,789)
a a a a a a a a
INSURANCE - (1.7)%
(3,800) Aflac, Inc (427,196)
(5,800) American International Group, Inc (430,534)
(3,000) Cincinnati Financial Corp (472,260)
(1,400) Everest Group Ltd (453,642)
(4,700) Prudential Financial, Inc (473,008)
(7,300) W R Berkley Corp (463,842)
TOTAL  INSURANCE (2,720,482)
a a a a a a a a

SHARES DESCRIPTION VALUE
MATERIALS - (1.9)%
(12,600) Amcor plc $ (489,132)
(50,000) Cleveland-Cliffs, Inc (680,000)
(1,700) Ecolab, Inc (435,200)
(16,100) International Paper Co (538,867)
(1,250) Reliance, Inc (475,962)
(1,250) Sherwin-Williams Co (379,800)
TOTAL  MATERIALS (2,998,961)
a a a a a a a a
MEDIA & ENTERTAINMENT - (0.3)%
(2,800) Live Nation Entertainment, Inc (471,548)
TOTAL  MEDIA & ENTERTAINMENT (471,548)
a a a a a a a a
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (1.0)%
(4,300) Agilent Technologies, Inc (582,779)
(14,800) QIAGEN NV (541,532)
(6,300) Zoetis, Inc (489,447)
TOTAL  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1,613,758)
a a a a a a a a
REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.3)%
(14,000) Zillow Group, Inc, Class C (490,000)
TOTAL  REAL ESTATE MANAGEMENT & DEVELOPMENT (490,000)
a a a a a a a a
SOFTWARE & SERVICES - (1.9)%
(1,900) Autodesk, Inc (439,489)
(10,200) Cognizant Technology Solutions Corp, Class A (568,701)
(450) Fair Isaac Corp (562,766)
(3,100) Fortinet, Inc (427,707)
(11,000) Nutanix, Inc, Class A (572,770)
(3,600) PTC, Inc (499,428)
TOTAL  SOFTWARE & SERVICES (3,070,861)
a a a a a a a a
TECHNOLOGY HARDWARE & EQUIPMENT - (0.7)%
(4,600) CDW Corp (577,070)
(13,000) Hewlett Packard Enterprise Co (559,520)
TOTAL  TECHNOLOGY HARDWARE & EQUIPMENT (1,136,590)
a a a a a a a a
TRANSPORTATION - (2.2)%
(9,000) CSX Corp (407,340)
(3,200) Expeditors International of Washington, Inc (505,568)
(2,900) Landstar System, Inc (600,010)
(1,250) Norfolk Southern Corp (381,200)
(17,700) Schneider National, Inc, Class B (625,518)
(11,400) U-Haul Holding Co (593,028)
(4,000) United Parcel Service, Inc, Class B (426,760)
TOTAL  TRANSPORTATION (3,539,424)
a a a a a a a a
UTILITIES - (1.7)%
(2,500) Atmos Energy Corp (422,825)
(4,200) Consolidated Edison, Inc (443,646)
(6,400) Dominion Energy, Inc (428,416)
(11,000) FirstEnergy Corp (510,290)
(6,000) Public Service Enterprise Group, Inc (471,900)
(4,200) WEC Energy Group, Inc (466,410)
TOTAL  UTILITIES (2,743,487)
a a a a a a a a
TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $47,209,529) (46,853,079)
OTHER ASSETS & LIABILITIES, NET -  29.2% 46,696,697
NET ASSETS - 100% $ 159,753,565
(a) Agreement with Fixed Income Clearing Corporation, 3.570% dated 5/29/26 to be repurchased at $450,134 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 4/15/30, valued at $459,108.
(b) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common
Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $22,361,367 have been pledged as collateral for Common Stocks Sold Short.

Portfolio of Investments May 31, 2026
(continued)
Equity Long/Short

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 159,459,947 $ – $ – $ 159,459,947
Short-Term Investments:
Repurchase Agreements – 450,000 – 450,000
Common Stocks Sold Short (46,853,079) – – (46,853,079)
Total
$ 112,606,868 $ 450,000 $ – $ 113,056,868